VIA EDGAR

April 30, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549-1004

RE:  The OFFIT Variable Insurance Fund, Inc. (the "Registrant")
     Registration No. 33-81748, 811-8640

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectuses and
Statements of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 17 under the
Securities Act of 1933 and Post- Effective
Amendment No. 18 under the Investment Company
Act of 1940. These amendments were filed pursuant to Rule 485 (b) and transmitted electronically on April 25, 2002.

Please contact the undersigned at (610) 239-4842 with any questions you may have.

Sincerely,

/s/ Vincenzo A. Scarduzio
Vincenzo A. Scarduzio
Regulatory Administrator


cc:  Vincent M. Rella
     Jules Buchwald, Esq.